Offerings - Offering: 1	Sep. 14, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 5,313,261,120.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 733,761.36
Offering Note	(1) This valuation assumes the acquisition of up to 57,986,043 Medtronic Ordinary Shares, par value $0.0001 per share (Medtronic Ordinary Shares), of Medtronic plc, an Irish public limited company (Medtronic), in exchange for (i) up to 225,361,295 shares of common stock, par value $0.01 per share (MiniMed Common Stock), of MiniMed Group, Inc., a Delaware corporation (MiniMed), pursuant to the exchange offer (the Exchange Offer) described in the prospectus forming a part of the registration statement filed by MiniMed on Form S-4 (Registration No. 333-298914), relating to the transactions described in the Schedule TO with which this exhibit is filed, plus (ii) if the Exchange Offer is oversubscribed, up to an additional 27,452,053 shares of MiniMed Common Stock that may be exchanged by Medtronic in the Exchange Offer pursuant to Rule 13e-4(f)(1)(ii) and Rule 14e-1(b) under the Securities Exchange Act of 1934, as amended (the Exchange Act). This valuation, estimated solely for the purpose of calculating the filing fee pursuant to Rule 0-11(a)(4) under the Exchange Act, is based on the product of (i) $91.63, the average of the high and low prices of Medtronic Ordinary Shares as reported on the New York Stock Exchange (the NYSE) on September 11, 2026 and (ii) 57,986,043, the maximum number of Medtronic Ordinary Shares to be acquired in the Exchange Offer (based on the indicative exchange ratio of 4.3599 shares of MiniMed Common Stock per Medtronic Ordinary Share in effect following the close of trading on the NYSE and The Nasdaq Global Select Market on September 11, 2026, based on the daily VWAPs of Medtronic Ordinary Shares and MiniMed Common Stock on September 9, September 10 and September 11). The amount of the filing fee, calculated in accordance with Rule 0-11 under the Exchange Act, as modified by Order Making Fiscal Year 2026 Annual Adjustments to Registration Fee Rates (Release Nos. 33-11384, 34-103768 August 25, 2025), equals $138.10 per million dollars of the Transaction Valuation.